DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Components of Discontinued operations, net of tax
The following table sets forth the components of “Discontinued operations, net of tax,” for 2011, 2010 and 2009 (in thousands):

	2011
	Manufacturing	Drilling	Total
Revenues	$224,488	$126,957	$351,445

Pretax income (loss)	$(8,583)	$16,623	$8,040
Provision (benefit) for taxes on income	1,507	3,426	4,933
Income (loss) from discontinued operations, net of tax	(10,090)	13,197	3,107

Pretax gain on sale of discontinued operations	670,614	212,891	883,505
Provision for tax on gain on sale	226,965	58,545	285,510
Gain on sale of discontinued operations, net of tax	443,649	154,346	597,995
Discontinued operations, net of tax	$433,559	$167,543	$601,102

	2010
	Manufacturing	Drilling	Total
Revenues	$610,441	$191,061	$801,502

Pretax income (loss)	$(1,276)	$20,758	$19,482
Provision (benefit) for taxes on income	(569)	7,657	7,088
Discontinued operations, net of tax	$(707)	$13,101	$12,394

	2009
	Manufacturing	Drilling	Total
Revenues	$555,284	$171,893	$727,177

Pretax income (loss)	$35,790	$17,783	$53,573
Provision (benefit) for taxes on income	8,303	6,098	14,401
Discontinued operations, net of tax	$27,487	$11,685	$39,172

Assets of discontinued operations and Liabilities of discontinued operations
The following assets and liabilities have been segregated and included in “Assets of discontinued operations” and “Liabilities of discontinued operations,” as appropriate, in the Consolidated Balance Sheets at December 31 (in thousands):

	2011			2010
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total

Cash and cash equivalents	$-	$-	$-	$-	$-	$-
Receivables - trade and other	-	4,000	4,000	106,705	41,280	147,985
Inventories - raw materials and supplies	-	-	-	277,527	-	277,527
Inventories - work-in-progress	-	-	-	70,114	-	70,114
Inventories - finished goods	-	-	-	212	-	212
Prepaid expenses and other current assets	-	-	-	37,368	332	37,700
Property and equipment, net	-	-	-	137,624	311,291	448,915
Net deferred tax assets	-	-	-	23,687	215	23,902
Other assets	23,661	-	23,661	1,569	-	1,569
Assets of discontinued operations	$23,661	$4,000	$27,661	$654,806	$353,118	$1,007,924

Accounts payable - trade	$-	$-	$-	$29,274	$5,876	$35,150
Deferred revenues	20,122	-	20,122	143,950	1,748	145,698
Billings in excess of costs and estimated
profits on uncompleted contracts	-	-	-	7,915	-	7,915
Accrued compensation and related costs	-	-	-	20,217	2,738	22,955
Net deferred tax liabilities	-	-	-	19,778	95,957	115,735
Other current liabilities	1,183	3,700	4,883	47,737	3,607	51,344
Liabilities of discontinued operations	$21,305	$3,700	$25,005	$268,871	$109,926	$378,797